Commitments and Contingencies - Summary of Exploration Commitments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
Commitments for payments under exploration permits in existence at the reporting date but not recognised as liabilities payable	$ 470,763	$ 2,000